Acquisition - Additional Information (Detail) - Bank Of Nova Scotia Chile SA [member] - Major business combination [member] $ in Billions	Feb. 28, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Payment to acquire non controlling interests in subsidiaries	$ 1.3
Percentage increase in ownership interest in subsidiaries	16.80%
Proportion of ownership interests in subsidiaries	99.80%